UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005
                                              --------------------

Check here if Amendment [   ]; Amendment Number:
                                                ------
   This Amendment (Check only one.):      [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Investment Management, LLC
Address: 1603 Orrington Avenue
         13th Floor
         Evanston, IL  60201

Form 13F File Number:  [TBD]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
Title:   Chief Compliance Officer
Phone:   (847) 905-4690

Signature, Place, and Date of Signing:

        /s/ Michael Turro             Evanston, IL            2/14/06
        ---------------------------   ----------------------- -------
                 [Signature]               [City, State]           [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
                                          --------------------

Form 13F Information Table Entry Total:   89
                                          --------------------

Form 13F Information Table Value Total:   $194,391
                                          --------------------
                                               (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


                                                FORM 13F INFORMATION TABLE

         COLUMN 1                    COLUMN 2            COLUMN 3        COLUMN 4                  COLUMN 5
------------------------------  ----------------  -------------------  ------------  ------------------------------------
                                                                                       SHRS OR                    PUT/
                                     TITLE OF                             VALUE          PRN          SH/         CAL
      NAME OF ISSUER                   CLASS               CUSIP         (x$1000)        AMT          PRN          L
------------------------------  ----------------  -------------------  ------------  ------------------------------------

At Road Inc                        COM                  04648K105          2,246        429,442       SH
-------------------------------------------------------------------------------------------------------------------------

Adams Respiratory Therapeuti       COM                  00635P107          2,520         61,969       SH
-------------------------------------------------------------------------------------------------------------------------

Affiliated Managers Group          COM                  008252108          2,239         27,901       SH
-------------------------------------------------------------------------------------------------------------------------

Agile Software Corp Del            COM                  00846X105          1,568        262,230       SH
-------------------------------------------------------------------------------------------------------------------------

Alamosa Hldgs Inc                  COM                  011589108          1,643         88,280       SH
-------------------------------------------------------------------------------------------------------------------------

Alloy Inc                          COM                  019855105            804        278,215       SH
-------------------------------------------------------------------------------------------------------------------------

Altiris Inc                        COM                  02148M100            895         52,972       SH
-------------------------------------------------------------------------------------------------------------------------

American Eqty Invt Life Hld        COM                  025676206          2,634        201,875       SH
-------------------------------------------------------------------------------------------------------------------------

Amicas Inc                         COM                  001712108          2,109        425,138       SH
-------------------------------------------------------------------------------------------------------------------------

Andrx Corp Del                     Andrx Group          034553107          3,142        190,747       SH
-------------------------------------------------------------------------------------------------------------------------

Answerthink Inc                    COM                  036916104          2,648        623,026       SH
-------------------------------------------------------------------------------------------------------------------------

Ashworth Inc                       COM                  04516H101          4,519        534,792       SH
-------------------------------------------------------------------------------------------------------------------------

Barrier Therapeutics Inc           COM                  06850R108          3,015        367,700       SH
-------------------------------------------------------------------------------------------------------------------------

Beacon Roofing Supply Inc          COM                  073685109          1,808         62,932       SH
-------------------------------------------------------------------------------------------------------------------------

Benchmark Electrs Inc              COM                  08160H101          2,238         66,550       SH
-------------------------------------------------------------------------------------------------------------------------

Blackbaud Inc                      COM                  09227Q100          1,467         85,864       SH
-------------------------------------------------------------------------------------------------------------------------

Celebrate Express Inc              COM                  15100A104          1,076         79,699       SH
-------------------------------------------------------------------------------------------------------------------------

Century Casinos Inc                COM                  156492100          1,326        154,139       SH
-------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F INFORMATION TABLE

         COLUMN 1                  COLUMN 6          COLUMN 7                   COLUMN 8
------------------------------  ----------------  -------------  ---------------------------------
                                                                            VOTING AUTHORITY
                                  INVESTMENT          OTHER
      NAME OF ISSUER               DISCRETION        MANAGERS     SOLE        SHARED       NONE
------------------------------  ----------------  -------------  ---------------------------------

At Road Inc                           SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Adams Respiratory Therapeuti          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Affiliated Managers Group             SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Agile Software Corp Del               SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Alamosa Hldgs Inc                     SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Alloy Inc                             SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Altiris Inc                           SOLE                        SOLE
--------------------------------------------------------------------------------------------------

American Eqty Invt Life Hld           SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Amicas Inc                            SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Andrx Corp Del                        SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Answerthink Inc                       SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Ashworth Inc                          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Barrier Therapeutics Inc              SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Beacon Roofing Supply Inc             SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Benchmark Electrs Inc                 SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Blackbaud Inc                         SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Celebrate Express Inc                 SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Century Casinos Inc                   SOLE                        SOLE
--------------------------------------------------------------------------------------------------




                                                                           FORM 13F INFORMATION TABLE

         COLUMN 1                    COLUMN 2            COLUMN 3        COLUMN 4                  COLUMN 5
------------------------------  ----------------  -------------------  ------------  ------------------------------------
                                                                                       SHRS OR                    PUT/
                                     TITLE OF                             VALUE          PRN          SH/         CAL
      NAME OF ISSUER                   CLASS               CUSIP         (x$1000)        AMT          PRN          L
------------------------------  ----------------  -------------------  ------------  ------------------------------------

Comstock Res Inc                   COM NEW              205768203          2,174         71,260       SH
-------------------------------------------------------------------------------------------------------------------------

Copa Holdings SA                   CL A                 P31076105            880         32,224       SH
-------------------------------------------------------------------------------------------------------------------------

Dealertrack Hldgs Inc              COM                  242309102          1,974         94,066       SH
-------------------------------------------------------------------------------------------------------------------------

Delia's Inc New                    COM                  246911101          1,155        139,106       SH
-------------------------------------------------------------------------------------------------------------------------

DOV Pharmaceutical Inc             COM                  259858108          3,105        211,500       SH
-------------------------------------------------------------------------------------------------------------------------

Electronics for Imaging Inc        COM                  286082102          2,997        112,613       SH
-------------------------------------------------------------------------------------------------------------------------

Eschelon Telecom Inc               COM                  296290109          2,463        175,331       SH
-------------------------------------------------------------------------------------------------------------------------

EV3 Inc                            COM                  26928A200            731         49,575       SH
-------------------------------------------------------------------------------------------------------------------------

Falconstor Software Inc            COM                  306137100          2,115        286,141       SH
-------------------------------------------------------------------------------------------------------------------------

Firstservice Corp                  COM                  33761N109          2,023         78,870       SH
-------------------------------------------------------------------------------------------------------------------------

Flir Sys Inc                       COM                  302445101          2,813        125,975       SH
-------------------------------------------------------------------------------------------------------------------------

Grey Wolf Inc                      COM                  397888108          1,659        214,668       SH
-------------------------------------------------------------------------------------------------------------------------

Healthcare Acquisition CP NE       COM                  42224H104            890        125,000       SH
-------------------------------------------------------------------------------------------------------------------------

Healthcare Acquisition CP NE       W EXP 07/27/200      42224H112            194        125,000       SH
-------------------------------------------------------------------------------------------------------------------------

Hercules Tech Growth Cap Inc       COM                  427096508            662         55,243       SH
-------------------------------------------------------------------------------------------------------------------------

Hewitt Assocs Inc                  COM                  42822Q100          2,777         99,150       SH
-------------------------------------------------------------------------------------------------------------------------

Hornbeck Offshore Svcs Inc N       COM                  440543106          1,808         55,300       SH
-------------------------------------------------------------------------------------------------------------------------

Hythiam Inc                        COM                  44919F104            770        125,141       SH
-------------------------------------------------------------------------------------------------------------------------


                                     FORM 13F INFORMATION TABLE

         COLUMN 1                    COLUMN 6          COLUMN 7                   COLUMN 8
------------------------------    ----------------  -------------  ---------------------------------
                                                                              VOTING AUTHORITY
                                    INVESTMENT          OTHER
      NAME OF ISSUER                 DISCRETION        MANAGERS     SOLE        SHARED       NONE
------------------------------    ----------------  -------------  ---------------------------------

Comstock Res Inc                        SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Copa Holdings SA                        SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Dealertrack Hldgs Inc                   SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Delia's Inc New                         SOLE                        SOLE
----------------------------------------------------------------------------------------------------

DOV Pharmaceutical Inc                  SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Electronics for Imaging Inc             SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Eschelon Telecom Inc                    SOLE                        SOLE
----------------------------------------------------------------------------------------------------

EV3 Inc                                 SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Falconstor Software Inc                 SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Firstservice Corp                       SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Flir Sys Inc                            SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Grey Wolf Inc                           SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Healthcare Acquisition CP NE            SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Healthcare Acquisition CP NE            SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Hercules Tech Growth Cap Inc            SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Hewitt Assocs Inc                       SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Hornbeck Offshore Svcs Inc N            SOLE                        SOLE
----------------------------------------------------------------------------------------------------

Hythiam Inc                             SOLE                        SOLE
----------------------------------------------------------------------------------------------------



                                                FORM 13F INFORMATION TABLE

         COLUMN 1                    COLUMN 2            COLUMN 3        COLUMN 4                  COLUMN 5
------------------------------  ----------------  -------------------  ------------  ------------------------------------
                                                                                       SHRS OR                    PUT/
                                     TITLE OF                             VALUE          PRN          SH/         CAL
      NAME OF ISSUER                   CLASS               CUSIP         (x$1000)        AMT          PRN          L
------------------------------  ----------------  -------------------  ------------  ------------------------------------
Image Entmt Inc                    COM NEW              452439201            753        235,362       SH
-------------------------------------------------------------------------------------------------------------------------

Indus Intl Inc                     COM                  45578L100            858        273,100       SH
-------------------------------------------------------------------------------------------------------------------------

Insight Enterprises Inc            COM                  45765U103          3,603        183,748       SH
-------------------------------------------------------------------------------------------------------------------------

Integra Lifesciences Hldgs C       COM                  457985208          2,397         67,600       SH
-------------------------------------------------------------------------------------------------------------------------

Intercontinentalexchange Inc       COM                  45865V100          2,533         69,694       SH
-------------------------------------------------------------------------------------------------------------------------

Internet Cap Group Inc             COM NEW              46059C205          2,179        265,061       SH
-------------------------------------------------------------------------------------------------------------------------

Interoil Corp                      COM                  460951106            805         30,047       SH
-------------------------------------------------------------------------------------------------------------------------

Intralase Corp                     COM                  461169104          2,816        157,937       SH
-------------------------------------------------------------------------------------------------------------------------

Jarden Corp                        COM                  471109108          4,095        135,818       SH
-------------------------------------------------------------------------------------------------------------------------

Jetblue Awys Corp                  COM                  477143101          1,546        100,500       SH
-------------------------------------------------------------------------------------------------------------------------

Jos A Bank Clothiers Inc           COM                  480838101          3,419         78,763       SH
-------------------------------------------------------------------------------------------------------------------------

Keryx Biopharmaceuticals Inc       COM                  492515101          1,504        102,747       SH
-------------------------------------------------------------------------------------------------------------------------

Kintera Inc                        COM                  49720P506          3,031      1,020,677       SH
-------------------------------------------------------------------------------------------------------------------------

Lionbridge Technologies Inc        COM                  536252109          4,722        672,624       SH
-------------------------------------------------------------------------------------------------------------------------

Lions Gate Entmnt Corp             COM NEW              535919203          2,125        276,753       SH
-------------------------------------------------------------------------------------------------------------------------

Matria Healthcare Inc              COM                  576817209          4,195        108,221       SH
-------------------------------------------------------------------------------------------------------------------------

Matrix Bancorp Inc                 COM                  576819106          2,834        150,000       SH
-------------------------------------------------------------------------------------------------------------------------

Mattson Technology Inc             COM                  577223100          1,496        148,725       SH
-------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F INFORMATION TABLE

         COLUMN 1                  COLUMN 6          COLUMN 7                   COLUMN 8
------------------------------  ----------------  -------------  ---------------------------------
                                                                            VOTING AUTHORITY
                                  INVESTMENT          OTHER
      NAME OF ISSUER               DISCRETION        MANAGERS     SOLE        SHARED       NONE
------------------------------  ----------------  -------------  ---------------------------------
Image Entmt Inc                       SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Indus Intl Inc                        SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Insight Enterprises Inc               SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Integra Lifesciences Hldgs C          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Intercontinentalexchange Inc          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Internet Cap Group Inc                SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Interoil Corp                         SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Intralase Corp                        SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Jarden Corp                           SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Jetblue Awys Corp                     SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Jos A Bank Clothiers Inc              SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Keryx Biopharmaceuticals Inc          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Kintera Inc                           SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Lionbridge Technologies Inc           SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Lions Gate Entmnt Corp                SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Matria Healthcare Inc                 SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Matrix Bancorp Inc                    SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Mattson Technology Inc                SOLE                        SOLE
--------------------------------------------------------------------------------------------------



                                                FORM 13F INFORMATION TABLE

         COLUMN 1                    COLUMN 2            COLUMN 3        COLUMN 4                  COLUMN 5
------------------------------  ----------------  -------------------  ------------  ------------------------------------
                                                                                       SHRS OR                    PUT/
                                     TITLE OF                             VALUE          PRN          SH/         CAL
      NAME OF ISSUER                   CLASS               CUSIP         (x$1000)        AMT          PRN          L
------------------------------  ----------------  -------------------  ------------  ------------------------------------
Merge Technologies Inc             COM                  589981109          1,241         49,575       SH
-------------------------------------------------------------------------------------------------------------------------

Merix Corp                         COM                  590049102            513         71,000       SH
-------------------------------------------------------------------------------------------------------------------------

Microsemi Corp                     COM                  595137100          2,404         86,895       SH
-------------------------------------------------------------------------------------------------------------------------

Mikohn Gaming Corp                 COM                  59863K108          1,091        110,520       SH
-------------------------------------------------------------------------------------------------------------------------

National Finl Partners Corp        COM                  63607P208          2,332         44,370       SH
-------------------------------------------------------------------------------------------------------------------------

Nautilus Inc                       COM                  63910B102          2,775        148,725       SH
-------------------------------------------------------------------------------------------------------------------------

Netgear Inc                        COM                  64111Q104            539         28,020       SH
-------------------------------------------------------------------------------------------------------------------------

Novamed Inc Del                    COM                  66986W108          2,596        397,519       SH
-------------------------------------------------------------------------------------------------------------------------

Nuance Communications Inc          COM                  67020Y100          1,847        242,115       SH
-------------------------------------------------------------------------------------------------------------------------

Open Solutions Inc                 COM                  68371P102            436         19,012       SH
-------------------------------------------------------------------------------------------------------------------------

Optimal Group Inc                  CL A NEW             68388R208          9,077        448,044       SH
-------------------------------------------------------------------------------------------------------------------------

Option Care Inc                    COM                  683948103          1,325         99,150       SH
-------------------------------------------------------------------------------------------------------------------------

Orthovita Inc                      COM                  68750U102          3,253        838,304       SH
-------------------------------------------------------------------------------------------------------------------------

Packaging Corp Amer                COM                  695156109            861         37,500       SH
-------------------------------------------------------------------------------------------------------------------------

Parallel Pete Corp Del             COM                  699157103          2,361        138,812       SH
-------------------------------------------------------------------------------------------------------------------------

Pep Boys Manny Moe & Jack          COM                  713278109          3,565        239,430       SH
-------------------------------------------------------------------------------------------------------------------------

Pride Intl Inc Del                 COM                  74153Q102          3,406        110,760       SH
-------------------------------------------------------------------------------------------------------------------------

Rackable Sys Inc                   COM                  750077109          1,783         62,588       SH
-------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F INFORMATION TABLE

         COLUMN 1                  COLUMN 6          COLUMN 7                   COLUMN 8
------------------------------  ----------------  -------------  ---------------------------------
                                                                            VOTING AUTHORITY
                                  INVESTMENT          OTHER
      NAME OF ISSUER               DISCRETION        MANAGERS     SOLE        SHARED       NONE
------------------------------  ----------------  -------------  ---------------------------------
Merge Technologies Inc                SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Merix Corp                            SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Microsemi Corp                        SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Mikohn Gaming Corp                    SOLE                        SOLE
--------------------------------------------------------------------------------------------------

National Finl Partners Corp           SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Nautilus Inc                          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Netgear Inc                           SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Novamed Inc Del                       SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Nuance Communications Inc             SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Open Solutions Inc                    SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Optimal Group Inc                     SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Option Care Inc                       SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Orthovita Inc                         SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Packaging Corp Amer                   SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Parallel Pete Corp Del                SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Pep Boys Manny Moe & Jack             SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Pride Intl Inc Del                    SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Rackable Sys Inc                      SOLE                        SOLE
--------------------------------------------------------------------------------------------------



                                                FORM 13F INFORMATION TABLE

         COLUMN 1                    COLUMN 2            COLUMN 3        COLUMN 4                  COLUMN 5
------------------------------  ----------------  -------------------  ------------  ------------------------------------
                                                                                       SHRS OR                    PUT/
                                     TITLE OF                             VALUE          PRN          SH/         CAL
      NAME OF ISSUER                   CLASS               CUSIP         (x$1000)        AMT          PRN          L
------------------------------  ----------------  -------------------  ------------  ------------------------------------
Renovis Inc                        COM                  759885106          1,635        106,852       SH
-------------------------------------------------------------------------------------------------------------------------


Rockwood Hldgs Inc                 COM                  774415103            148          7,507       SH
-------------------------------------------------------------------------------------------------------------------------

Santarus Inc                       COM                  802817304          2,623        478,619       SH
-------------------------------------------------------------------------------------------------------------------------

Services Acquisition Corp In       COM                  817628209          1,481        187,500       SH
-------------------------------------------------------------------------------------------------------------------------

Shuffle Master Inc                 COM                  825549108          1,600         63,650       SH
-------------------------------------------------------------------------------------------------------------------------

Sirva Inc.                         COM                  82967Y104          4,994        624,247       SH
-------------------------------------------------------------------------------------------------------------------------

TNS Inc                            COM                  872960109            968         50,468       SH
-------------------------------------------------------------------------------------------------------------------------

TRX Inc                            COM                  898452107          1,951        249,159       SH
-------------------------------------------------------------------------------------------------------------------------

Ultimate Software Group Inc.       COM                  90385D107          3,291        172,582       SH
-------------------------------------------------------------------------------------------------------------------------

United Panam Financial CP          COM                  911301109          2,565         99,150       SH
-------------------------------------------------------------------------------------------------------------------------

Universal Amern FINL Corp          COM                  913377107          1,948        129,203       SH
-------------------------------------------------------------------------------------------------------------------------

Valuevision Media Inc              CL A                 92047K107          5,775        458,360       SH
-------------------------------------------------------------------------------------------------------------------------

Vistaprint Limited                 SHS                  G93762204          2,594        114,008       SH
-------------------------------------------------------------------------------------------------------------------------

Vocus Inc                          COM                  92858J108          1,291        123,938       SH
-------------------------------------------------------------------------------------------------------------------------

WMS Inds Inc                       COM                  929297109          1,860         74,148       SH
-------------------------------------------------------------------------------------------------------------------------

Workstream Inc                     COM                  981402100          2,227      1,350,517       SH
-------------------------------------------------------------------------------------------------------------------------

Youbet Com Inc                     COM                  987413101          2,037        430,594       SH
-------------------------------------------------------------------------------------------------------------------------


                                    FORM 13F INFORMATION TABLE

         COLUMN 1                  COLUMN 6          COLUMN 7                   COLUMN 8
------------------------------  ----------------  -------------  ---------------------------------
                                                                            VOTING AUTHORITY
                                  INVESTMENT          OTHER
      NAME OF ISSUER               DISCRETION        MANAGERS     SOLE        SHARED       NONE
------------------------------  ----------------  -------------  ---------------------------------
Renovis Inc                           SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Rockwood Hldgs Inc                    SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Santarus Inc                          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Services Acquisition Corp In          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Shuffle Master Inc                    SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Sirva Inc.                            SOLE                        SOLE
--------------------------------------------------------------------------------------------------

TNS Inc                               SOLE                        SOLE
--------------------------------------------------------------------------------------------------

TRX Inc                               SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Ultimate Software Group Inc.          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

United Panam Financial CP             SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Universal Amern FINL Corp             SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Valuevision Media Inc                 SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Vistaprint Limited                    SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Vocus Inc                             SOLE                        SOLE
--------------------------------------------------------------------------------------------------

WMS Inds Inc                          SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Workstream Inc                        SOLE                        SOLE
--------------------------------------------------------------------------------------------------

Youbet Com Inc                        SOLE                        SOLE
--------------------------------------------------------------------------------------------------
